SUPPLEMENT TO THE VARIABLE UNIVERSAL LIFE PROSPECTUS DATED MAY 1, 2023

AMERICAN GENERAL LIFE INSURANCE COMPANY

VARIABLE SEPARATE ACCOUNT VL-R

Gallery Life VUL

Effective February 2, 2024, the AB VPS Sustainable International Thematic Portfolio (“Portfolio”) is no longer available as an investment option, including but not limited to, for transfers from other available investment options or allocations from purchase payments. All references to the Portfolio in the prospectus is hereby removed.

Dated: February 2, 2024

Please keep this Supplement for future reference.